UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   100 Spear Street
           Suite 1400
           San Francisco, CA  94105-1522


Form 13F File Number: 28-6636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, California          5/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              68

Form 13F Information Table Value Total:  $    1,891,866
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE    SHARED    NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ----- ---------- ------
ARC DOCUMENT SOLUTIONS INC   COM            00191G103     3605  1209876 SH       DEFINED              5040    1058276 146560
ADOBE SYS INC                COM            00724F101     2215    50892 SH       DEFINED              2850      48042      0
AMETEK INC NEW               COM            031100100     9479   218619 SH       DEFINED             20302     198317      0
AMPHENOL CORP NEW            CL A           032095101    28423   380756 SH       DEFINED             27244     353512      0
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108     2248    22580 SH       DEFINED              1250      21330      0
ANN INC                      COM            035623107    16931   583428 SH       DEFINED              2270     505158  76000
ASCENA RETAIL GROUP INC      COM            04351G101    60739  3274338 SH       DEFINED             50600    2868658 355080
ATLAS AIR WORLDWIDE HLDGS IN COM NEW        049164205    43598  1069625 SH       DEFINED             22940     947140  99545
BUCKEYE TECHNOLOGIES INC     COM            118255108    20758   693099 SH       DEFINED              2580     610689  79830
BARD C R INC                 COM            067383109     6101    60535 SH       DEFINED              5633      54902      0
CABOT CORP                   COM            127055101    33625   983199 SH       DEFINED             14766     854948 113485
CABOT MICROELECTRONICS CORP  COM            12709P103    33961   977287 SH       DEFINED             15935     867865  93487
CAPLEASE INC                 COM            140288101    12921  2028477 SH       DEFINED              8100    1778022 242355
CLEAN HARBORS INC            COM            184496107   102332  1761611 SH       DEFINED             35969    1560797 164845
COACH INC                    COM            189754104     1490    29812 SH       DEFINED              1660      28152      0
COGNEX CORP                  COM            192422103    24267   575727 SH       DEFINED              2235     498647  74845
COPART INC                   COM            217204106    71033  2072757 SH       DEFINED             17744    1802808 252205
COVANTA HLDG CORP            COM            22282E102    61754  3064718 SH       DEFINED             56737    2680786 327195
CURTISS WRIGHT CORP          COM            231561101    40966  1180570 SH       DEFINED             20964    1100846  58760
DEVON ENERGY CORP NEW        COM            25179M103     1073    19024 SH       DEFINED               980      18044      0
DOLLAR TREE INC              COM            256746108    11681   241195 SH       DEFINED             16400     224795      0
DONALDSON INC                COM            257651109     1639    45300 SH       DEFINED              4290      41010      0
DREW INDS INC                COM NEW        26168L205     5928   163268 SH       DEFINED               415     148868  13985
ENTEGRIS INC                 COM            29362U104    40446  4102039 SH       DEFINED             48100    3582194 471745
ESTERLINE TECHNOLOGIES CORP  COM            297425100    48014   634267 SH       DEFINED              4030     591872  38365
FTI CONSULTING INC           COM            302941109    18610   494171 SH       DEFINED              1610     420886  71675
GRACO INC                    COM            384109104    49926   860340 SH       DEFINED             13539     747765  99036
HAEMONETICS CORP             COM            405024100    50283  1206991 SH       DEFINED             22774    1064402 119815
HEICO CORP NEW               CL A           422806208    49509  1442994 SH       DEFINED             23016 1262039.01 157939
SCHEIN HENRY INC             COM            806407102    13326   143988 SH       DEFINED             10111     133877      0
IDEX CORP                    COM            45167R104    67840  1269928 SH       DEFINED             22041    1109837 138050
INGREDION INC                COM            457187102    94282  1303680 SH       DEFINED             25845    1150450 127385
INNOPHOS HOLDINGS INC        COM            45774N108    20820   381389 SH       DEFINED              1550     329289  50550
INTREPID POTASH INC          COM            46121Y102    18102   964919 SH       DEFINED              3840     833149 127930
IRON MTN INC                 COM            462846106    18617   512737 SH       DEFINED             36001     476736      0
KAMAN CORP                   COM            483548103    23431   660588 SH       DEFINED              2800     613678  44110
KAR AUCTION SVCS INC         COM            48238T109    61830  3086858 SH       DEFINED             25120    2695593 366145
KENNAMETAL INC               COM            489170100    36258   928743 SH       DEFINED             16968     809387 102388
LABORATORY CORP AMER HLDGS   COM NEW        50540R409     6781    75179 SH       DEFINED              6400      68779      0
LINEAR TECHNOLOGY CORP       COM            535678106    12767   332742 SH       DEFINED             21569     311173      0
MARKEL CORP                  COM            570535104    17377    34512 SH       DEFINED              2350      32162      0
MASTERCARD INC               CL A           57636Q104     3151     5823 SH       DEFINED               328       5495      0
MID-AMER APT CMNTYS INC      COM            59522J103    11160   161598 SH       DEFINED               655     139848  21095
NABORS INDUSTRIES LTD        SHS            G6359F103     3969   244715 SH       DEFINED             21001     223714      0
O REILLY AUTOMOTIVE INC NEW  COM            67103H107    21794   212748 SH       DEFINED             15255     197493      0
ORTHOFIX INTL N V            COM            N6748L102    27839   776097 SH       DEFINED              2915     680457  92725
PALL CORP                    COM            696429307    15670   229191 SH       DEFINED             16064     213127      0
POWER INTEGRATIONS INC       COM            739276103    34812   801938 SH       DEFINED              2930     701055  97953
PRECISION CASTPARTS CORP     COM            740189105     9545    50339 SH       DEFINED              3299      47040      0
RBC BEARINGS INC             COM            75524B104    48181   952951 SH       DEFINED              3475     830701 118775
RLI CORP                     COM            749607107    21278   296143 SH       DEFINED              1030     259621  35492
RITCHIE BROS AUCTIONEERS     COM            767744105    13339   614719 SH       DEFINED              2570     531134  81015
ROCKWELL COLLINS INC         COM            774341101     8222   130260 SH       DEFINED              8719     121541      0
SEMTECH CORP                 COM            816850101    43980  1242361 SH       DEFINED              4625    1083751 153985
SIMPSON MANUFACTURING CO INC COM            829073105    60157  1965266 SH       DEFINED             32924    1736867 195475
SOLERA HOLDINGS INC          COM            83421A104    15314   262536 SH       DEFINED             16715     245821      0
TD AMERITRADE HLDG CORP      COM            87236Y108     9066   439664 SH       DEFINED             27300     412364      0
TECHNE CORP                  COM            878377100     8088   119200 SH       DEFINED              7639     111561      0
TELEDYNE TECHNOLOGIES INC    COM            879360105    36241   462022 SH       DEFINED              1900     429277  30845
TEVA PHARMACEUTICAL INDS LTD ADR            881624209     1954    49234 SH       DEFINED              2770      46464      0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE    SHARED    NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ----- ---------- ------
THERMON GROUP HLDGS INC      COM            88362T103     6234   280703 SH       DEFINED              1440     241228  38035
TIFFANY & CO NEW             COM            886547108     8438   121347 SH       DEFINED              7410     113937      0
TITAN INTL INC ILL           COM            88830M102    12928   613280 SH       DEFINED              2440     529680  81160
UGI CORP NEW                 COM            902681105    59756  1556561 SH       DEFINED             22424    1363892 170245
UNITED STATIONERS INC        COM            913004107    43012  1112849 SH       DEFINED             21998     965979 124872
VISA INC                     COM CL A       92826C839     2735    16103 SH       DEFINED               910      15193      0
WASTE CONNECTIONS INC        COM            941053100    82278  2286773 SH       DEFINED             36440    2012924 237409
WOODWARD INC                 COM            980745103    37739   949177 SH       DEFINED              3790     818617 126770